UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [  ];     Amendment Number:___
  This Amendment (Check only one):
     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bronson Point Management LLC
Address:  1960 Bronson Road
          Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Strober
Title: Chief Operating Officer
Phone: (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober    Fairfield, Connecticut     May 14, 2013
------------------    -----------------------    ------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $ 1,241,785 (thousands)



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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ALCOA INC                     COM              013817101    8,520  1,000,000  SH         SOLE                1,000,000
ADVANCE AUTO PTS INC          COM              00751Y106   45,086    545,500  SH         SOLE                  545,500
THE ADT CORPORATION           COM              00101J106    2,447     50,000  SH         SOLE                   50,000
ASSURED GUARANTY LTD
(BERMUDA)                     COM              G0585R106   29,060  1,410,000  SH         SOLE                1,410,000
AMERICAN REALTY CAPITAL
PROPERTIES INC                COM              02917T104   21,322  1,453,455  SH         SOLE                1,453,455
ALLEGHENY TECHNOLOGIES INC    COM              01741R102   36,149  1,140,000  SH         SOLE                1,140,000
ACTUANT CORP                  CL A NEW         00508X203    3,062    100,000  SH         SOLE                  100,000
BEST BUY INC                  COM              086516101    5,814    262,500  SH         SOLE                  262,500
BEAM INC                      COM              073730103    8,578    135,000  SH         SOLE                  135,000
BP AMOCO PLC                  SPONSORED ADR    055622104    2,118     50,000  SH         SOLE                   50,000
PEABODY ENERGY CORP           COM              704549104    3,701    175,000  SH         SOLE                  175,000
BOYD GAMING CORP              COM              103304101      827    100,000  SH         SOLE                  100,000
CBS CORP                      CL B             124857202   18,676    400,000  SH         SOLE                  400,000
CHARTER COMMUNICATIONS INC    CL A NEW         16117M305    8,855     85,000  SH         SOLE                   85,000
CONSOL ENERGY INC             COM              20854P109   39,539  1,175,000  SH         SOLE                1,175,000
CAPITAL ONE FINL CORP         COM              14040H105    8,374    152,400  SH         SOLE                  152,400
CARTER HOLDINGS INC           COM              146229109   13,620    237,829  SH         SOLE                  237,829
COMMONWEATH REIT              COM SH BEN INT   203233101   22,440  1,000,000  SH         SOLE                1,000,000
DANA CORPORATION              COM              235825205   24,071  1,350,000  SH         SOLE                1,350,000
DOLLAR GEN CORP               COM              256677105   45,522    900,000  SH         SOLE                  900,000
ESTEE LAUDER COMPANIES INC    CL A             518439104   28,814    450,000  SH         SOLE                  450,000
FLOWERS FOODS INC             COM              343498101   43,234  1,312,500  SH         SOLE                1,312,500
GENERAL ELECTRIC CO           COM              369604103    4,624    200,000  SH         SOLE                  200,000
GENERAL MLS INC               COM              370334104    4,931    100,000  SH         SOLE                  100,000
GENERAL MOTORS                COM              37045V100   41,730  1,500,000  SH         SOLE                1,500,000
HALLIBURTON CO                COM              406216101   19,195    475,000  SH         SOLE                  475,000
HESS CORP                     COM              42809H107   19,664    274,600  SH         SOLE                  274,600
HARLEY DAVIDSON INC           COM              412822108   38,643    725,000  SH         SOLE                  725,000
HERTZ GLOBAL HOLDING          COM              42805T105   24,486  1,100,000  SH         SOLE                1,100,000
INGERSOLL-RAND COMPANY
LTD BE                        SHS              G47791101    5,501    100,000  SH         SOLE                  100,000
ILLINOIS TOOL WKS INC         COM              452308109   18,282    300,000  SH         SOLE                  300,000
JPMORGAN CHASE & CO           COM              46625H100    4,746    100,000  SH         SOLE                  100,000
COCA COLA CO                  COM              191216100   15,367    380,000  SH         SOLE                  380,000
LIBERTY GLOBAL INC            COM SER C        530555309   36,079    525,700  SH         SOLE                  525,700
LEAR CORP                     COM NEW          521865204   21,948    400,000  SH         SOLE                  400,000
LINCOLN NATL CORP IND         COM              534187109    6,522    200,000  SH         SOLE                  200,000
LIVE NATION INC               COM              538034109   17,565  1,420,000  SH         SOLE                1,420,000
MARRIOTT INTERNATIONAL INC    CL A             571903202   11,613    275,000  SH         SOLE                  275,000
MONDELEZ INT                  CL A             609207105    9,527    311,200  SH         SOLE                  311,200
MONSTER BEVERAGE CORP         COM              611740101   23,794    498,400  SH         SOLE                  498,400
MOSAIC CMPANY                 COM              61945C103    2,981     50,000  SH         SOLE                   50,000
MORGAN STANLEY                COM NEW          617446448   29,124  1,325,000  SH         SOLE                1,325,000
NAVISTAR INTL CORP            COM              63934E108    3,457    100,000  SH         SOLE                  100,000
NRWGN CRS LN HLD              SHS              G66721104   10,348    349,000  SH         SOLE                  349,000
NETFLIX INC                   COM              64110L106    3,786     20,000  SH         SOLE                   20,000
NIKE INC                      CL B             654106103    2,951     50,000  SH         SOLE                   50,000
NIELSEN HOLDINGS BV           COM              N63218106   37,432  1,045,000  SH         SOLE                1,045,000
NRG ENERGY INC                COM NEW          629377508    6,821    257,500  SH         SOLE                  257,500
NEW YORK TIMES CO             CL A             650111107    8,719    889,700  SH         SOLE                  889,700
OCCIDENTAL PETE CORP          COM              674599105   35,267    450,000  SH         SOLE                  450,000
PENN NATIONAL GAMING INC      COM              707569109   26,638    489,400  SH         SOLE                  489,400
PEPSICO INC                   COM              713448108   31,644    400,000  SH         SOLE                  400,000
PROCTER & GAMBLE CO           COM              742718109   12,330    160,000  SH         SOLE                  160,000
PHH CORP                      COM NEW          693320202   28,987  1,320,000  SH         SOLE                1,320,000
PHILLIPS 66 WI                COM              718546104    4,740     67,740  SH         SOLE                   67,740
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103   31,974    962,500  SH         SOLE                  962,500
TRANSOCEAN LTD                REG SHS          H8817H100   16,367    315,000  SH         SOLE                  315,000
REALD INC                     COM              75604L105    6,858    527,500  SH         SOLE                  527,500
ECHOSTAR CORPORATION          CL A             278768106   11,204    287,500  SH         SOLE                  287,500
SELECT COMFORT CORP           COM              81616X103    3,711    187,726  SH         SOLE                  187,726
SLM CORP                      COM              78442P106   21,183  1,033,300  SH         SOLE                1,033,300
SONOCO PRODS CO               COM              835495102    5,948    170,000  SH         SOLE                  170,000
STEEL DYNAMICS INC            COM              858119100   17,463  1,100,000  SH         SOLE                1,100,000
TEREX CORP                    COM              880779103   16,164    469,600  SH         SOLE                  469,600

TIVO INC                      COM              888706108    3,098    250,000  SH         SOLE                  250,000
TW TELECOM INC                COM              87311L104    7,417    294,452  SH         SOLE                  294,452
TEXTRON INC                   COM              883203101   10,434    350,000  SH         SOLE                  350,000
URBAN OUTFITTERS INC          COM              917047102   10,654    275,000  SH         SOLE                  275,000
VF CORP                       COM              918204108   18,453    110,000  SH         SOLE                  110,000
VODAFONE GROUP PLC            SPONS ADR NEW    92857W209    2,840    100,000  SH         SOLE                  100,000
VIASAT INC                    COM              92552V100   32,939    680,000  SH         SOLE                  680,000
WALGREEN CO                   COM              931422109   16,717    350,600  SH         SOLE                  350,600
WEYERHAEUSER CO               COM              962166104    4,707    150,000  SH         SOLE                  150,000
YUM BRANDS INC                COM              988498101   14,388    200,000  SH         SOLE                  200,000


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